Loans and Allowance for Loan Losses, Risk Category of Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		$ 3,293,304	$ 3,158,332
Impaired loans included in classified loans		3,000	4,100
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		203,415	223,382
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		187,051	210,660
Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		16,364	12,722
Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		175,873	194,124
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		160,243	181,925
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		15,630	12,199
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		27,542	29,258
Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		26,808	28,735
Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		734	523
New York and Other States [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	[1]	2,650,787	2,612,379
New York and Other States [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		188,414	203,988
New York and Other States [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		172,050	191,266
New York and Other States [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		16,364	12,722
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	[1]	160,965	174,788
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		145,335	162,589
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		15,630	12,199
New York and Other States [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	[1]	27,449	29,200
New York and Other States [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		26,715	28,677
New York and Other States [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		734	523
Florida [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		642,517	545,953
Florida [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		15,001	19,394
Florida [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		15,001	19,394
Florida [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		0	0
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		14,908	19,336
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		14,908	19,336
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		0	0
Florida [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		93	58
Florida [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		93	58
Florida [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.